Bank Indebtedness - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Description of interest rate	Advances under the $40.0 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR plus applicable margin, or Banker’s Acceptance plus applicable margin, or in combination, and under the US$15.0 million facility at the bank’s prime lending rate
40.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity	$ 40,000,000		$ 40,000,000
Line of credit outstanding	0		0
Letters of credit outstanding	$ 20,800,000		$ 22,000,000
15.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		$ 15,000,000		$ 15,000,000
Line of credit outstanding		0		0
30.0 Million Operating Facilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		30,000,000		30,000,000
Line of credit outstanding		0		0
Letters of credit outstanding		$ 13,300,000		$ 6,500,000